CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income (loss)	$ 122	$ (2,210)	$ 3,010
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of property, plant and equipment	2,072	2,290	2,109
Amortization of land use right	36	36	36
Amortization of acquired intangible assets	3,480	3,056	1,803
Utilization of subsidy from local authorities of Zhuhai, the People's Republic of China (the "PRC")	(1,068)	(674)	(995)
Loss on disposal of property, plant and equipment		5	28
Loss on disposal of intangible assets			4
Impairment loss recognized in respect of goodwill			468
Impairment loss recognized in respect of intangible assets			420
Fair value change in trading securities		(2)	(4)
Investment income from other investment			(268)
Gain on disposal of other investments			(195)
Share-based compensation	492	1,465	1,928
Deferred tax	274	454	428
Proceeds from disposal of trading securities		459
Share of net loss (income) of equity method investees	264	(41)	1,113
Dividend income from an other investment	(493)
Impairment recognized in respect of other investments	681	2,543
Changes in operating assets and liabilities:
Accounts receivable	195	(3,150)	(947)
Amounts due from a related party	(961)	(331)	550
Inventories	(7,821)	(4,330)	(2,400)
Prepaid expenses and other current assets	922	(2,549)	1,736
Amount due from an equity method investee	41	(14)	47
Accounts payable	(2,198)	3,598	1,310
Accrued expenses and other current liabilities	(3,717)	(3,526)	(3,002)
Income tax recoverable	123	(189)
Income tax payable	2	(190)	94
Rental deposit (paid) received	(11)	4	(8)
Net cash provided by (used in) operating activities	(7,560)	(3,296)	7,265
Investing activities:
Purchase of marketable securities	(113,329)	(132,376)	(272,240)
Purchase of property, plant and equipment	(706)	(249)	(7,472)
Investment in equity method investees	(3,712)	(1,500)	(9,676)
Deposit paid for acquisition of intangible assets	(145)
Purchase of intangible assets	(4,134)	(1,081)	(2,642)
Investment income from an other investment			268
Purchase of an other investment			(13,727)
Proceeds from disposal of property, plant and equipment	41	22	34
Decrease (incresase) in time deposit	(340)		34
Increase in restricted deposits	(16,819)	(10,000)
Proceeds from the disposal of other investments			195
Proceeds from redemption of marketable securities	112,966	178,975	278,568
Net cash (used in) provided by investing activities	(26,178)	33,791	(26,658)
Financing activities:
Proceeds from exercise of share-based awards	3,041	2,289	671
Advance subsidy from local authorities of Zhuhai, the PRC	714	299	711
Raise of short-term bank loans	15,000	(8,500)	12,000
Repurchase of ordinary shares	(4,853)	(4,152)	(6,251)
Net cash provided by financing activities	13,902	6,936	7,131
Net (decrease) increase in cash and cash equivalents	(19,836)	37,431	(12,262)
Cash and cash equivalents at the beginning of the year	71,336	33,207	42,872
Effect of exchange rate changes on cash	1,763	698	2,597
Cash and cash equivalents at the end of the year	53,263	71,336	33,207
Cash paid during the period for:
Interest	(498)	(250)	(144)
Income taxes	(90)	(312)	(207)
Non-cash investing activities
Purchases of intangible assets	(1,112)	(2,786)	(2,353)
Purchases of property, plant and equipment	(156)	(898)	(1,702)
Transfer of an investment in equity method investee to other investment			$ 804